Ordinary Shares (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 26, 2020 USD ($) shares	Jul. 03, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) shares	Jan. 27, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Ordinary shares, authorized (in shares) | shares					1,500,000,000	1,500,000,000
Gross proceeds from issuance of shares | $	$ 100,000		$ 8,300	$ 110,000	$ 318,934	$ 251	$ 3,868
Issuance costs | $	$ 100	$ 200	$ 8,000		$ 8,134		$ 739
Gross proceeds from issuance of warrants | $		$ 100,000
Warrants exercisable period (in months)		18 months
Exercise price (in US$ per share) | $ / shares		$ 6.00
Exercise price | $		$ 100,000
Votes per ordinary share | item					1
Ordinary Shares
Number of ordinary shares issued | shares	16,666,670	20,000,000	1,668,315	22,000,000
Number of shares called by warrants | shares		16,666,670
ADS
Number of ordinary shares issued | shares			333,663	4,400,000